UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	4/30

Date of reporting period:	10/31/2024

Item 1. Reports to Stockholders.

(a)

Holbrook Income Fund

Class A (HOBAX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Holbrook Income Fund for the period of May 1, 2024 to October 31, 2024.  You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.29%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Holbrook Income Fund	Holbrook Income Fund - with load	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
07/23/21	$10,000	$9,871	$10,000	$10,000
10/31/21	$10,059	$9,929	$9,916	$9,967
10/31/22	$9,683	$9,558	$8,361	$9,471
10/31/23	$10,279	$10,146	$8,391	$9,788
10/31/24	$11,048	$10,905	$9,276	$10,405

Average Annual Total Returns

	6 months	1 Year	Since Inception (July 23, 2021)
Holbrook Income Fund
Without Load	3.73%	7.49%	3.09%
With Load	2.46%	6.18%	2.68%
Bloomberg U.S. Aggregate Bond Index	5.31%	10.55%	-2.27%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	3.71%	6.31%	1.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,730,771,137
  Number of Portfolio Holdings201
  Advisory Fee $6,565,612
  Portfolio Turnover18%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	26.7%
Common Stocks	0.4%
Corporate Bonds	51.0%
Money Market Funds	2.9%
Preferred Stocks	4.0%
U.S. Government & Agencies	15.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
43.1%
CLO
21.9%
U.S. Treasury Obligations
15.0%
Industrials
7.8%
CMBS
3.4%
Money Market Funds
2.9%
Technology
2.5%
Real Estate
1.6%
CMO
1.1%
Insurance
0.4%
ABS
0.3%

Value	Value
ABS	0.3%
Insurance	0.4%
CMO	1.1%
Real Estate	1.6%
Technology	2.5%
Money Market Funds	2.9%
CMBS	3.4%
Industrials	7.8%
U.S. Treasury Obligations	15.0%
CLO	21.9%
Financials	43.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Inflation Indexed Bonds, 2.375%, 01/15/25	3.3%
B Riley Financial, Inc.	3.1%
United States Treasury Inflation Indexed Bonds, 0.125%, 04/15/25	2.9%
United States Treasury Inflation Indexed Bonds, 0.375%, 07/15/25	2.8%
Babcock & Wilcox Enterprises, Inc.	2.8%
Synchronoss Technologies, Inc.	2.4%
United States Treasury Inflation Indexed Bonds, 3.875%, 04/15/29	2.4%
United States Treasury Inflation Indexed Bonds, 0.125%, 10/15/25	2.3%
Charah Solutions, Inc.	2.2%
Saratoga Investment Corporation, 4.375%, 02/28/26	2.2%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Holbrook Income Fund - Class A (HOBAX)

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.holbrookfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-HOBAX

Holbrook Income Fund

Class I (HOBIX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Holbrook Income Fund for the period of May 1, 2024 to October 31, 2024.  You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	1.04%

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

	Holbrook Income Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Jul-2016	$100,000	$100,000	$100,000
Oct-2016	$101,263	$99,096	$99,944
Oct-2017	$105,816	$99,991	$100,613
Oct-2018	$110,324	$97,938	$101,026
Oct-2019	$115,283	$109,210	$105,972
Oct-2020	$118,748	$115,967	$109,564
Oct-2021	$133,353	$115,412	$109,591
Oct-2022	$128,695	$97,313	$104,146
Oct-2023	$136,863	$97,659	$107,622
Oct-2024	$147,539	$107,959	$114,415

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (July 6, 2016)
Holbrook Income Fund	3.96%	7.80%	5.06%	4.79%
Bloomberg U.S. Aggregate Bond Index	5.31%	10.55%	-0.23%	0.92%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	3.71%	6.31%	1.54%	1.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,730,771,137
  Number of Portfolio Holdings201
  Advisory Fee $6,565,612
  Portfolio Turnover18%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	26.7%
Common Stocks	0.4%
Corporate Bonds	51.0%
Money Market Funds	2.9%
Preferred Stocks	4.0%
U.S. Government & Agencies	15.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
ABS	0.3%
Insurance	0.4%
CMO	1.1%
Real Estate	1.6%
Technology	2.5%
Money Market Funds	2.9%
CMBS	3.4%
Industrials	7.8%
U.S. Treasury Obligations	15.0%
CLO	21.9%
Financials	43.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Inflation Indexed Bonds, 2.375%, 01/15/25	3.3%
B Riley Financial, Inc.	3.1%
United States Treasury Inflation Indexed Bonds, 0.125%, 04/15/25	2.9%
United States Treasury Inflation Indexed Bonds, 0.375%, 07/15/25	2.8%
Babcock & Wilcox Enterprises, Inc.	2.8%
Synchronoss Technologies, Inc.	2.4%
United States Treasury Inflation Indexed Bonds, 3.875%, 04/15/29	2.4%
United States Treasury Inflation Indexed Bonds, 0.125%, 10/15/25	2.3%
Charah Solutions, Inc.	2.2%
Saratoga Investment Corporation, 4.375%, 02/28/26	2.2%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Holbrook Income Fund - Class I (HOBIX)

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.holbrookfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-HOBIX

Holbrook Income Fund

Investor Class (HOBEX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Holbrook Income Fund for the period of May 1, 2024 to October 31, 2024.  You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$79	1.54%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Holbrook Income Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Jul-2016	$10,000	$10,000	$10,000
Oct-2016	$10,113	$9,910	$9,994
Oct-2017	$10,510	$9,999	$10,061
Oct-2018	$10,902	$9,794	$10,103
Oct-2019	$11,338	$10,921	$10,597
Oct-2020	$11,634	$11,597	$10,956
Oct-2021	$12,992	$11,541	$10,959
Oct-2022	$12,483	$9,731	$10,415
Oct-2023	$13,204	$9,766	$10,762
Oct-2024	$14,160	$10,796	$11,442

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (July 6, 2016)
Holbrook Income Fund	3.70%	7.24%	4.55%	4.27%
Bloomberg U.S. Aggregate Bond Index	5.31%	10.55%	-0.23%	0.92%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	3.71%	6.31%	1.54%	1.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,730,771,137
  Number of Portfolio Holdings201
  Advisory Fee $6,565,612
  Portfolio Turnover18%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	26.7%
Common Stocks	0.4%
Corporate Bonds	51.0%
Money Market Funds	2.9%
Preferred Stocks	4.0%
U.S. Government & Agencies	15.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
ABS	0.3%
Insurance	0.4%
CMO	1.1%
Real Estate	1.6%
Technology	2.5%
Money Market Funds	2.9%
CMBS	3.4%
Industrials	7.8%
U.S. Treasury Obligations	15.0%
CLO	21.9%
Financials	43.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Inflation Indexed Bonds, 2.375%, 01/15/25	3.3%
B Riley Financial, Inc.	3.1%
United States Treasury Inflation Indexed Bonds, 0.125%, 04/15/25	2.9%
United States Treasury Inflation Indexed Bonds, 0.375%, 07/15/25	2.8%
Babcock & Wilcox Enterprises, Inc.	2.8%
Synchronoss Technologies, Inc.	2.4%
United States Treasury Inflation Indexed Bonds, 3.875%, 04/15/29	2.4%
United States Treasury Inflation Indexed Bonds, 0.125%, 10/15/25	2.3%
Charah Solutions, Inc.	2.2%
Saratoga Investment Corporation, 4.375%, 02/28/26	2.2%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Holbrook Income Fund - Investor (HOBEX)

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.holbrookfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-HOBEX

Holbrook Structured Income Fund

Class A (HOSAX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Holbrook Structured Income Fund for the period of May 1, 2024 to October 31, 2024.  You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	1.64%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Holbrook Structured Income Fund	Holbrook Structured Income Fund - with load	Bloomberg U.S. Aggregate Bond Index
05/02/22	$10,000	$9,775	$10,000
10/31/22	$10,262	$10,031	$9,369
10/31/23	$11,251	$10,998	$9,403
10/31/24	$12,469	$12,189	$10,394

Average Annual Total Returns

	6 months	1 Year	Since Inception (May 2, 2022)
Holbrook Structured Income Fund
Without Load	4.10%	10.83%	9.23%
With Load	1.72%	8.38%	8.24%
Bloomberg U.S. Aggregate Bond Index	5.31%	10.55%	1.56%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$447,049,214
  Number of Portfolio Holdings142
  Advisory Fee $2,093,889
  Portfolio Turnover20%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	90.7%
Collateralized Mortgage Obligations	4.3%
Corporate Bonds	0.7%
Money Market Funds	4.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

CLO
63.4%
CMBS
23.1%
CMO
8.3%
Money Market Funds
4.3%
Financials
0.7%
ABS
0.4%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
ABS	0.4%
Financials	0.7%
Money Market Funds	4.3%
CMO	8.3%
CMBS	23.1%
CLO	63.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Dryden Senior Loan Fund, 8.318%, 04/15/28	4.2%
Halcyon Loan Advisors Funding Ltd., 8.293%, 01/22/31	4.0%
THL Credit Wind River CLO Ltd., 7.879%, 10/20/30	3.6%
Capital Funding Multifamily Mortgage Trust, 14.344%, 03/01/25	3.1%
OZLM XVIII Ltd., 7.768%, 04/15/31	2.9%
Northwoods Capital XIV-B Ltd., 8.774%, 11/13/31	2.8%
Parallel Ltd., 7.979%, 07/20/29	2.8%
Carlyle Global Market Strategies CLO Ltd., 7.829%, 07/20/31	2.5%
Northwoods Capital XII-B Ltd., 8.358%, 06/15/31	2.3%
CBAM Ltd., 8.629%, 07/20/30	2.2%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Holbrook Structured Income Fund - Class A (HOSAX)

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.holbrookfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-HOSAX

Holbrook Structured Income Fund

Class I (HOSIX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Holbrook Structured Income Fund for the period of May 1, 2024 to October 31, 2024.  You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	1.39%

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

	Holbrook Structured Income Fund	Bloomberg U.S. Aggregate Bond Index
May-2022	$100,000	$100,000
Oct-2022	$102,723	$93,691
Oct-2023	$113,055	$94,025
Oct-2024	$125,617	$103,941

Average Annual Total Returns

	6 Months	1 Year	Since Inception (May 2, 2022)
Holbrook Structured Income Fund	4.34%	11.11%	9.56%
Bloomberg U.S. Aggregate Bond Index	5.31%	10.55%	1.56%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$447,049,214
  Number of Portfolio Holdings142
  Advisory Fee $2,093,889
  Portfolio Turnover20%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	90.7%
Collateralized Mortgage Obligations	4.3%
Corporate Bonds	0.7%
Money Market Funds	4.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
ABS	0.4%
Financials	0.7%
Money Market Funds	4.3%
CMO	8.3%
CMBS	23.1%
CLO	63.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Dryden Senior Loan Fund, 8.318%, 04/15/28	4.2%
Halcyon Loan Advisors Funding Ltd., 8.293%, 01/22/31	4.0%
THL Credit Wind River CLO Ltd., 7.879%, 10/20/30	3.6%
Capital Funding Multifamily Mortgage Trust, 14.344%, 03/01/25	3.1%
OZLM XVIII Ltd., 7.768%, 04/15/31	2.9%
Northwoods Capital XIV-B Ltd., 8.774%, 11/13/31	2.8%
Parallel Ltd., 7.979%, 07/20/29	2.8%
Carlyle Global Market Strategies CLO Ltd., 7.829%, 07/20/31	2.5%
Northwoods Capital XII-B Ltd., 8.358%, 06/15/31	2.3%
CBAM Ltd., 8.629%, 07/20/30	2.2%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Holbrook Structured Income Fund - Class I (HOSIX)

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.holbrookfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-HOSIX

Holbrook Structured Income Fund

Investor Class (HOSTX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Holbrook Structured Income Fund for the period of May 1, 2024 to October 31, 2024.  You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$97	1.88%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Holbrook Structured Income Fund	Bloomberg U.S. Aggregate Bond Index
May-2022	$10,000	$10,000
Oct-2022	$10,256	$9,369
Oct-2023	$11,223	$9,403
Oct-2024	$12,422	$10,394

Average Annual Total Returns

	6 Months	1 Year	Since Inception (May 2, 2022)
Holbrook Structured Income Fund	4.08%	10.69%	9.07%
Bloomberg U.S. Aggregate Bond Index	5.31%	10.55%	1.56%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$447,049,214
  Number of Portfolio Holdings142
  Advisory Fee $2,093,889
  Portfolio Turnover20%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	90.7%
Collateralized Mortgage Obligations	4.3%
Corporate Bonds	0.7%
Money Market Funds	4.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
ABS	0.4%
Financials	0.7%
Money Market Funds	4.3%
CMO	8.3%
CMBS	23.1%
CLO	63.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Dryden Senior Loan Fund, 8.318%, 04/15/28	4.2%
Halcyon Loan Advisors Funding Ltd., 8.293%, 01/22/31	4.0%
THL Credit Wind River CLO Ltd., 7.879%, 10/20/30	3.6%
Capital Funding Multifamily Mortgage Trust, 14.344%, 03/01/25	3.1%
OZLM XVIII Ltd., 7.768%, 04/15/31	2.9%
Northwoods Capital XIV-B Ltd., 8.774%, 11/13/31	2.8%
Parallel Ltd., 7.979%, 07/20/29	2.8%
Carlyle Global Market Strategies CLO Ltd., 7.829%, 07/20/31	2.5%
Northwoods Capital XII-B Ltd., 8.358%, 06/15/31	2.3%
CBAM Ltd., 8.629%, 07/20/30	2.2%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Holbrook Structured Income Fund - Investor (HOSTX)

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.holbrookfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-HOSTX

(b)	Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Holbrook Income Fund
Holbrook Structured Income Fund

Class I Shares (HOBIX, HOSIX)
Investor Class Shares (HOBEX, HOSTX)
Class A Shares (HOBAX, HOSAX)

Financial Statements

October 31, 2024

Advised by:
Holbrook Holdings, Inc.
3225 Cumberland Blvd SE Suite 100
Atlanta, GA 30339

www.holbrookholdings.com
1-877-345-8646

Distributed by Northern Lights Distributors, LLC
Member FINRA

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares					Fair Value
	COMMON STOCKS — 0.4%
	INSURANCE - 0.4%
3,015	Specialty Transportation Holdings, LLC(a)(i)(j)				$7,313,189

	TOTAL COMMON STOCKS (Cost $5,135,960)				7,313,189

			Coupon Rate
			(%)	Maturity
	PREFERRED STOCKS — 4.0%
	ASSET MANAGEMENT — 0.7%
487,386	Gladstone Investment Corporation		5.0000	05/01/26	11,892,218

	INDUSTRIAL INTERMEDIATE PROD — 1.5%
1,061,591	Steel Partners Holdings, L.P.		6.0000	02/27/26	26,008,980

	REAL ESTATE INVESTMENT TRUSTS — 0.2%
124,000	Vinebrook Homes Trust, Inc.(b)(j)		6.5000	10/07/27	2,852,000

	REAL ESTATE SERVICES — 1.2%
408,000	Greystone SDOF Preferred Equity, LLC(b)		6.7500	12/23/25	9,873,600
3,950	UIRC-GSA International, LLC(b)		6.5000	Perpetual	3,594,500
9,180	UIRC-GSA International, LLC(b)		6.5000	Perpetual	8,583,300
					22,051,400
	SPECIALTY FINANCE — 0.4%
248,930	PennyMac Mortgage Investment Trust		8.5000	09/30/28	6,397,501

	TOTAL PREFERRED STOCKS (Cost $68,430,064)				69,202,099

Principal
Amount ($)		Spread
	ASSET BACKED SECURITIES — 26.7%
	CLO — 21.8%
3,295,000	ACAS CLO Ltd. Series 2015-1A CRR(b),(c)	TSFR3M + 2.462%	7.0940	10/18/28	3,300,318
2,575,000	Allegro CLO VI Ltd. Series 2017-2A C(b),(c)	TSFR3M + 2.062%	6.7090	01/17/31	2,575,888
1,760,000	Allegro CLO VI Ltd. Series 2017-2A D(b),(c)	TSFR3M + 3.012%	7.6590	01/17/31	1,762,244
3,100,000	AMMC CLO XII Ltd. Series 2013-12A DR(b),(c)	TSFR3M + 2.962%	8.0640	11/10/30	3,108,466

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 26.7% (Continued)
	CLO — 21.8% (Continued)
1,360,000	Anchorage Capital CLO Ltd. Series 2018-10A CR(b),(c)	TSFR3M + 2.050%	6.7060	10/15/31	$1,362,021
1,375,000	Apex Credit Clo Ltd. Series 2018-1A C(b),(c)	TSFR3M + 2.212%	6.8370	04/25/31	1,382,563
2,500,000	Ares XXXVII CLO Ltd. Series 2015-4A CRR(b),(c)	TSFR3M + 2.750%	7.4060	10/15/30	2,506,073
1,095,000	Atlas Senior Loan Fund Ltd. Series 2017-8A C(b),(c)	TSFR3M + 2.812%	7.4590	01/16/30	1,098,754
4,000,000	Atlas Senior Loan Fund VII Ltd. Series 2016-7A CR(b),(c)	TSFR3M + 2.762%	7.8420	11/27/31	4,028,292
3,275,000	Atlas Senior Loan Fund XI Ltd. Series 2018-11A C(b),(c)	TSFR3M + 2.212%	6.8290	07/26/31	3,285,356
4,655,000	Atrium IX Series 9A CR2(b),(c)	TSFR3M + 2.262%	7.3230	05/28/30	4,669,593
3,645,000	Barings CLO Ltd. Series 2018-3A C(b),(c)	TSFR3M + 2.162%	6.7790	07/20/29	3,655,323
2,638,000	Barings CLO Ltd. Series 2018-3A(b),(c)	TSFR3M + 3.162%	7.7790	07/20/29	2,641,907
2,260,000	Battalion CLO VIII Ltd. Series 2015-8A BR2(b),(c)	TSFR3M + 2.262%	6.8940	07/18/30	2,267,788
905,000	Betony CLO 2 Ltd. Series 2018-1A B(b),(c)	TSFR3M + 2.112%	6.7010	04/30/31	906,756
2,330,000	BlueMountain CLO Ltd. Series 2015-4A CR(b),(c)	TSFR3M + 2.162%	6.7790	04/20/30	2,337,384
2,337,500	BlueMountain CLO Ltd. Series 2013-2(b),(c)	TSFR3M + 2.212%	6.8430	10/22/30	2,347,909
5,100,000	BlueMountain CLO Ltd. Series 2018-3A C(b),(c)	TSFR3M + 2.462%	7.0870	10/25/30	5,101,117
1,000,000	BlueMountain Fuji US Clo II Ltd. Series 2017-2A(b),(c)	TSFR3M + 2.412%	7.0290	10/20/30	1,001,964
952,000	Carbone Clo Ltd. Series 2017-1A(b),(c)	TSFR3M + 2.062%	6.6790	01/20/31	953,220
15,000,000	Carlyle Global Market Strategies CLO Ltd. Series 2013-3A(b),(c)	TSFR3M + 2.712%	7.3680	10/15/30	15,037,534
6,356,000	Catamaran CLO Ltd. Series 2014-1A BR(b),(c)	TSFR3M + 2.422%	7.0530	04/22/30	6,381,446
1,000,000	Cathedral Lake V Ltd. Series 2018-5A C(b),(c)	TSFR3M + 2.712%	7.3430	10/21/30	1,003,336
6,692,000	CBAM Ltd. Series 2017-1A C(b),(c)	TSFR3M + 2.662%	7.2790	07/20/30	6,702,734
690,000	CBAM Ltd. Series 2018-6A B2R(b),(c)	TSFR3M + 2.362%	7.0180	01/15/31	691,784
15,000,000	CBAM Ltd. Series 2017-4A D(b),(c)	TSFR3M + 2.862%	7.5180	01/15/31	15,014,774
1,350,000	CIFC Funding Ltd. Series 2017-2A CR(b),(c)	TSFR3M + 2.112%	6.7290	04/20/30	1,354,533
8,000,000	Clear Creek CLO Ltd. Series 2015-1A CR(b),(c)	TSFR3M + 2.212%	6.8290	10/20/30	8,015,120
111,826	Clover Credit Partners CLO III Ltd. Series 2017-1A B(b),(c)	TSFR3M + 2.112%	6.7680	10/15/29	111,890
500,000	Dryden 49 Senior Loan Fund Series 2017-49A CR(b),(c)	TSFR3M + 2.312%	6.9440	07/18/30	500,115
355,000	Dryden 54 Senior Loan Fund Series 2017-54A C(b),(c)	TSFR3M + 2.412%	7.0290	10/19/29	356,176
1,100,000	Dryden 55 CLO Ltd. Series 2018-55A C(b),(c)	TSFR3M + 2.162%	6.8180	04/15/31	1,103,740
1,500,000	Eaton Vance Clo Ltd. Series 2015-1A DR(b),(c)	TSFR3M + 2.762%	7.3790	01/20/30	1,501,529
670,000	Eaton Vance CLO Ltd. Series 2014-1RA C(b),(c)	TSFR3M + 2.362%	7.0180	07/15/30	670,647
3,550,000	Elevation CLO Ltd. Series 2014-2A CR(b),(c)	TSFR3M + 2.462%	7.1090	10/15/29	3,558,982
4,350,000	Elevation CLO Ltd. Series 2018-10A B(b),(c)	TSFR3M + 2.162%	6.7790	10/20/31	4,351,910
4,484,862	Ellington Clo I Ltd. Series 2017-1A CR(b),(c)	TSFR3M + 3.262%	7.9180	10/15/29	4,504,694
10,000,000	Ellington Clo II Ltd. Series 2017-2A C(b),(c)	TSFR3M + 3.162%	8.2800	02/15/29	10,049,609

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 26.7% (Continued)
	CLO — 21.8% (Continued)
2,020,000	Galaxy XIX CLO Ltd. Series 2015-19A BRR(b),(c)	TSFR3M + 2.112%	6.7460	07/24/30	$2,020,659
1,000,000	Galaxy XXI CLO Ltd. Series 2015-21A DR(b),(c)	TSFR3M + 2.912%	7.5290	04/20/31	1,000,978
480,000	Galaxy Xxviii Clo Ltd. Series 2018-28A C(b),(c)	TSFR3M + 2.212%	6.8680	07/15/31	480,890
1,175,000	Greywolf CLO V Ltd. Series 2015-1A BR(b),(c)	TSFR3M + 2.262%	6.8870	01/27/31	1,176,741
3,628,000	Halcyon Loan Advisors Funding Ltd. Series 2017-2A(b),(c)	TSFR3M + 2.362%	7.0090	01/17/30	3,631,309
8,650,000	Halcyon Loan Advisors Funding Ltd. Series 2018-2A B(b),(c)	TSFR3M + 2.612%	7.2430	01/22/31	8,668,277
500,000	Harbourview CLO VII-R Series 7RA B(b),(c)	TSFR3M + 1.962%	6.5940	07/18/31	501,567
1,405,369	Highbridge Loan Management Series 3A-2014 A2R(b),(c)	TSFR3M + 1.962%	6.5940	07/18/29	1,405,436
563,000	HPS Loan Management Ltd. Series 13A-18 CR(b),(c)	TSFR3M + 2.150%	6.8060	10/15/30	563,893
23,000,000	ICG US CLO Ltd. Series 2014-3A CRR(b),(c)	TSFR3M + 3.112%	7.7370	04/25/31	23,028,841
12,400,000	Jefferson Mill CLO Ltd. Series 2015-1A CRR(b),(c)	TSFR3M + 2.550%	7.1820	10/20/31	12,511,599
9,600,000	JMP Credit Advisors CLO V Ltd. Series 2018-1A D(b),(c)	TSFR3M + 3.612%	8.2590	07/17/30	9,609,398
7,373,800	KKR CLO 13 Ltd. Series 13 DR(b),(c)	TSFR3M + 2.462%	7.1090	01/16/28	7,383,032
4,590,000	LCM XXV Ltd. Series 25A(b),(c)	TSFR3M + 2.562%	7.1790	07/20/30	4,608,622
530,000	Marble Point Clo X Ltd. Series 2017-1A C(b),(c)	TSFR3M + 2.612%	7.2680	10/15/30	530,657
2,050,000	MidOcean Credit CLO III Series 2014-3A CR(b),(c)	TSFR3M + 2.262%	6.8790	04/21/31	2,057,620
3,930,000	Mountain View CLO, LLC Series 2017-1A CR(b),(c)	TSFR3M + 2.612%	7.2590	10/16/29	3,931,136
12,350,000	Northwoods Capital XII-B Ltd. Series 2018-12BA CR(b),(c)	TSFR3M + 2.050%	6.9970	06/15/31	12,365,140
4,550,000	Northwoods Capital XVI Ltd. Series 2017-16A C(b),(c)	TSFR3M + 2.412%	7.5300	11/15/30	4,555,979
1,500,000	OCP CLO Ltd. Series 2014-7A B1RR(b),(c)	TSFR3M + 2.512%	7.1290	07/20/29	1,504,926
505,000	OCP CLO Ltd. Series 2014-5A BR(b),(c)	TSFR3M + 2.062%	6.6790	04/26/31	505,922
6,305,000	Octagon Investment Partners 30 Ltd. Series 2017-1A BR(b),(c)	TSFR3M + 2.212%	6.8290	03/17/30	6,316,683
500,000	Octagon Investment Partners XIV Ltd. Series 2012-1A BRR(b),(c)	TSFR3M + 2.362%	7.0180	07/15/29	502,165
4,970,000	OZLM VI Ltd. Series 2014-6A CT(b),(c)	TSFR3M + 2.638%	7.2860	04/17/31	4,977,902
1,275,000	OZLM XVIII Ltd. Series 2018-18A C(b),(c)	TSFR3M + 2.112%	6.7680	04/15/31	1,279,350
1,485,000	OZLM XX Ltd. Series 2018-20A B(b),(c)	TSFR3M + 2.212%	6.8290	04/20/31	1,488,119
460,000	Palmer Square Loan Funding Ltd. Series 2021-2A C(b),(c)	TSFR3M + 2.662%	7.7900	05/20/29	460,374
400,000	Palmer Square Loan Funding Ltd. Series 2021-3A B(b),(c)	TSFR3M + 2.012%	6.6290	07/20/29	400,301
1,000,000	Pikes Peak CLO 1 Series 2018-1A C(b),(c)	TSFR3M + 2.362%	6.9960	07/24/31	1,003,476
4,139,684	Ready Capital Mortgage Financing, LLC Series 2023-FL11 A(b),(c)	TSFR1M + 2.374%	7.1120	10/25/39	4,156,082
1,425,000	Regatta XIV Funding Ltd. Series 2018-3A DR(b),(c)	TSFR3M + 2.800%	7.4260	10/25/31	1,433,550
1,137,000	Saranac CLO I Ltd. Series 2013-1A CR(b),(c)	TSFR3M + 3.112%	7.7290	07/26/29	1,144,949
4,000,000	Saranac Clo VII Ltd. Series 2014-2A CR(b),(c)	TSFR3M + 2.512%	7.6400	11/20/29	4,006,180
250,000	Shackleton CLO Ltd. Series 2013-4RA(b),(c)	TSFR3M + 2.162%	6.8180	04/13/31	250,302

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 26.7% (Continued)
	CLO — 21.8% (Continued)
2,750,000	Shackleton CLO Ltd. Series 2014-5RA C(b),(c)	TSFR3M + 2.412%	7.5440	05/07/31	$2,766,794
2,128,218	Shelter Growth CRE Issuer Ltd. Series 2022-FL4 A(b),(c)	TSFR1M + 2.296%	7.0550	06/17/37	2,135,471
5,500,000	Sound Point CLO II Ltd. Series 2013-1A A3R(b),(c)	TSFR3M + 2.112%	6.7290	01/26/31	5,513,635
2,000,000	SOUND POINT CLO III-R LTD Series 2013-2RA D(b),(c)	TSFR3M + 3.212%	7.8680	04/15/29	2,007,770
3,787,764	Sound Point Clo XV Ltd. Series 2017-1A CR(b),(c)	TSFR3M + 2.312%	6.9380	01/23/29	3,792,415
16,824,500	Sound Point Clo XV Ltd. Series 2017-1A D(b),(c)	TSFR3M + 3.862%	8.4880	01/23/29	16,856,163
2,890,000	Sound Point Clo XVI Ltd. Series 2017-2A CR(b),(c)	TSFR3M + 2.462%	7.0870	07/25/30	2,893,110
17,500,000	SOUND POINT CLO XVII Series 2017-3A B(b),(c)	TSFR3M + 2.212%	6.8290	10/20/30	17,541,877
1,175,000	Steele Creek Clo Ltd. Series 2017-1A C(b),(c)	TSFR3M + 2.162%	6.8180	10/15/30	1,178,630
980,000	Steele Creek CLO Ltd. Series 2014-1RA C(b),(c)	TSFR3M + 2.212%	6.8290	04/21/31	983,430
1,140,000	Symphony CLO XVI Ltd. Series 2015-16A C1RR(b),(c)	TSFR3M + 2.200%	6.8560	10/15/31	1,143,830
662,000	TCI-Symphony CLO Ltd. Series 2017-1A CR(b),(c)	TSFR3M + 2.062%	6.7180	07/15/30	663,256
10,800,000	THL Credit Wind River CLO Ltd. Series 2014-3K C(b),(c)	TSFR3M + 2.562%	7.2180	10/15/30	10,885,276
6,000,000	THL Credit Wind River CLO Ltd. Series 2015-1A DR(b),(c)	TSFR3M + 3.262%	7.8790	10/20/30	6,021,578
3,000,000	VENTURE XIII CLO Ltd. Series 2013-13A CR(b),(c)	TSFR3M + 2.562%	7.5000	09/10/29	3,001,569
4,000,000	VENTURE XIII CLO Ltd. Series 2013-13A DR(b),(c)	TSFR3M + 3.562%	8.5000	09/10/29	4,014,336
85,978	Venture XVIII CLO Ltd. Series 2014-18A BR(b),(c)	TSFR3M + 1.912%	6.5680	10/15/29	85,988
4,500,000	Venture XVIII CLO Ltd. Series 2014-18A DR(b),(c)	TSFR3M + 3.362%	8.0180	10/15/29	4,506,633
3,500,000	Venture XXVIII CLO Ltd. Series 2017-28A C2R(b),(c)	TSFR3M + 2.462%	7.0790	07/20/30	3,513,675
322,299	Voya CLO Ltd. Series 2015-1A BR(b),(c)	TSFR3M + 1.962%	6.5940	01/18/29	323,030
2,740,000	Voya CLO Ltd. Series 2015-1A CR(b),(c)	TSFR3M + 2.612%	7.2440	01/18/29	2,760,383
2,530,000	Voya CLO Ltd. Series 2014-2A BRR(b),(c)	TSFR3M + 2.362%	7.0090	04/17/30	2,537,248
2,500,000	Voya CLO Ltd. Series 2014-4A BR2(b),(c)	TSFR3M + 2.352%	7.0080	07/14/31	2,512,963
780,000	Wellfleet CLO Ltd. Series 2015-1A CR4(b),(c)	TSFR3M + 2.362%	6.9790	07/20/29	780,975
1,800,000	Wellfleet CLO Ltd. Series 2018-1A C(b),(c)	TSFR3M + 2.212%	6.8590	07/17/31	1,806,046
8,825,000	Zais Clo 11 Ltd. Series 2018-11A CR(b),(c)	TSFR3M + 2.450%	7.0670	01/20/32	8,862,584
3,000,000	Zais Clo 14 Ltd. Series 2020-14A DR2(b),(c)	TSFR3M + 3.300%	7.9560	04/15/32	3,005,586
3,900,000	Zais Clo 7 Ltd. Series 2017-2A C(b),(c)	TSFR3M + 2.712%	7.3680	04/15/30	3,922,105
187,376	Zais CLO 8 Ltd. Series 2018-1A D(b),(c)	TSFR3M + 2.912%	7.5680	04/15/29	187,385
					376,869,285
	COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
4,220,809	Cascade Funding Mortgage Trust Series 2022-AB2 M3(b),(d)		2.0000	02/25/52	3,488,997
2,301,942	Imperial Fund Mortgage Trust Series 2022-NQM7 A1(b),(e)		7.3690	11/25/67	2,328,164
960,393	MFA Trust Series 2023-RTL1 A1(b),(e)		7.5750	08/25/27	961,917

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 26.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1% (Continued)
5,000,000	RMF Proprietary Issuance Trust Series 2022-2 M3(b),(d)		3.7500	06/25/62	$3,179,339
12,500,000	RMF Proprietary Issuance Trust Series 2022-3 M3(b),(d)		4.0000	08/25/62	8,359,949
373,669	Verus Securitization Trust Series 2023-1 A1(b),(e)		5.8500	12/25/67	374,487
176,510	Verus Securitization Trust Series 2023-3 A2(b),(e)		6.4380	03/25/68	177,034
537,963	Verus Securitization Trust Series 2023-5 A1(b),(e)		6.4760	06/25/68	543,385
					19,413,272
	NON AGENCY CMBS — 3.4%
4,960,000	BAMLL Commercial Mortgage Securities Trust Series 2019-BPR DMP(b),(d)		3.8950	11/05/32	4,486,814
2,672,869	BB-UBS Trust Series 2012-TFT(b)		2.8900	06/05/30	2,503,646
5,594,436	BPR Trust Series 2021-WILL A(b),(c)	TSFR1M + 1.864%	6.6680	06/15/38	5,570,948
5,000,000	BX Commercial Mortgage Trust Series 2019-IMC E(b),(c)	TSFR1M + 2.196%	7.0000	04/15/34	4,887,922
10,025,000	GS Mortgage Securities Corp Trust Series 2018-3PCK B(b),(c)	TSFR1M + 2.864%	7.6680	09/15/31	9,869,568
10,463,000	GS Mortgage Securities Trust Series 2010-C1 C(b),(d)		5.6350	08/10/43	10,215,108
5,520,000	Hudsons Bay Simon JV Trust Series 2015-HB10 B10(b)		4.9060	08/05/34	5,178,272
1,000,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C25 B(d)		4.3470	11/15/47	916,720
5,678,582	Morgan Stanley Capital I, Inc. Series 2024-BPR2 A(b)		7.2910	05/05/29	5,875,667
1,600,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 C(b),(d)		8.7520	05/05/29	1,626,635
1,328,038	XCAL MORTGAGE TRUST Series 2019-1 A(b),(c)	TSFR1M + 3.864%	9.2080	12/31/24	351,221
1,873,572	XCALI Mortgage Trust Series 2020-5 A(b),(c)	TSFR1M + 3.370%	8.2140	03/31/25	1,874,268
5,000,000	X-Caliber Funding, LLC Series 2023-MF9 A(b),(c)	TSFR1M + 3.250%	8.1000	06/30/25	5,003,477
					58,360,266
	OTHER ABS — 0.4%
2,000,000	FMC GMSR Issuer Trust Series 2022-GT1 A(b)		6.1900	04/25/27	1,982,592
2,175,080	HRR Funding, LLC Series 2021-1(b)(i)		9.0000	12/20/36	1,522,556
1,449,727	New Residential Mortgage, LLC Series 2020-FNT1 A(b)		5.4370	06/25/25	1,443,444
728,648	New Residential Mortgage, LLC Series 2020-FNT2 A(b)		5.4370	07/25/25	725,289
507,295	Pagaya AI Debt Trust Series 2024-2 A(b)		6.3190	08/15/31	511,632
592,855	Pagaya AI Debt Trust Series 2024-3 A(b)		6.2580	10/15/31	598,013
					6,783,526
	TOTAL ASSET BACKED SECURITIES (Cost $493,215,764)				461,426,349

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 51.0%
	ASSET MANAGEMENT — 29.9%
22,754,000	Apollo Investment Corporation		5.2500	03/03/25	$22,600,611
2,840,978	B Riley Financial, Inc.		5.5000	03/31/26	53,268,339
26,240,000	Capital Southwest Corporation		4.5000	01/31/26	25,452,800
340,313	Crescent Capital BDC, Inc.		5.0000	05/25/26	8,252,590
26,800,000	Fidus Investment Corporation		4.7500	01/31/26	25,955,964
4,305,000	Fidus Investment Corporation		3.5000	11/15/26	3,972,503
33,994,000	Gladstone Capital Corporation		5.1250	01/31/26	33,484,090
595,227	Great Elm Capital Corporation		5.8750	06/30/26	14,600,918
30,000	Great Elm Capital Corporation		8.1250	12/31/29	755,100
314,431	Horizon Technology Finance Corporation		4.8750	03/30/26	7,692,554
20,103,000	Investcorp Credit Management BDC, Inc.		4.8750	04/01/26	19,353,343
2,000,000	Medallion Financial Corporation(b)		7.5000	12/30/27	1,862,590
30,894,000	Monroe Capital Corporation		4.7500	02/15/26	30,121,650
85,114	Newtek Business Services Corporation		5.5000	02/01/26	2,093,804
16,000,000	NewtekOne, Inc.(b)		8.1250	02/01/25	16,036,022
15,401,000	OFS Capital Corporation		4.7500	02/10/26	14,948,589
38,690,000	PennantPark Floating Rate Capital Ltd.		4.2500	04/01/26	37,322,557
26,064,000	PennantPark Investment Corporation		4.5000	05/01/26	25,229,553
29,743,000	PennantPark Investment Corporation		4.0000	11/01/26	28,036,330
33,500,000	Portman Ridge Finance Corporation		4.8750	04/30/26	32,283,033
38,827,000	Saratoga Investment Corporation		4.3750	02/28/26	37,460,879
12,432,000	Saratoga Investment Corporation		4.3500	02/28/27	11,580,995
407,643	Saratoga Investment Corporation		6.0000	04/30/27	9,913,878
518,495	Trinity Capital, Inc.		7.0000	01/16/25	13,055,704
20,075,000	Trinity Capital, Inc.		4.3750	08/24/26	19,033,029
6,630,000	Trinity Capital, Inc.		4.2500	12/15/26	6,305,819
603,672	Trinity Capital, Inc.		7.8750	09/30/29	15,260,828
					515,934,072
	BANKING — 1.7%
25,620	NewtekOne, Inc.		8.5000	06/01/29	645,112
30,000	NexBank Capital, Inc.(b),(c)	TSFR3M + 5.200%	9.7930	07/01/72	28,275,000
					28,920,112
	COMMERCIAL SUPPORT SERVICES — 2.2%
2,064,206	Charah Solutions, Inc. (j)		8.5000	08/31/26	38,683,220

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 51.0% (Continued)
	ELECTRICAL EQUIPMENT — 4.1%
1,996,250	Babcock & Wilcox Enterprises, Inc.		8.1250	02/28/26	$47,670,450
1,014,866	Babcock & Wilcox Enterprises, Inc.		6.5000	12/31/26	22,560,471
					70,230,921
	INSTITUTIONAL FINANCIAL SERVICES — 1.3%
276,443	Arlington Asset Investment Corporation(j)		6.0000	08/01/26	6,540,641
1,259,975	B Riley Financial, Inc.		5.0000	12/31/26	16,354,476
					22,895,117
	MACHINERY — 0.0%(f)
2,500,000	Briggs & Stratton Corporation(g)		6.8750	12/15/20	9,375

	REAL ESTATE INVESTMENT TRUSTS — 0.2%
210,500	HC Government Realty Trust, Inc.(b)		7.0000	08/14/27	3,946,875

	SOFTWARE — 2.4%
1,713,572	Synchronoss Technologies, Inc.		8.3750	06/30/26	42,188,143

	SPECIALTY FINANCE — 9.2%
18,421,000	ACRES Commercial Realty Corporation		5.7500	08/15/26	17,324,825
161,376	Atlanticus Holdings Corporation		9.2500	01/31/29	3,992,442
1,500,000	Broadmark Realty Capital, Inc.(b)		5.0000	11/15/26	1,361,950
1,000,000	Dakota Financial, LLC(b)		5.0000	09/30/26	943,065
2,000,000	First Help Financial, LLC(b)		6.0000	11/15/26	1,892,686
4,000,000	InvestCo, LLC / Preston Ventures, LLC / LS(b)		5.1250	08/13/26	3,793,000
3,250,000	Medallion Financial Corporation B(b)		7.2500	02/26/26	3,130,377
5,000,000	MMP Capital, LLC(b)		9.5000	10/18/29	5,000,000
4,000,000	National Funding, Inc.(b)		5.7500	08/31/26	3,786,227
27,703,000	Nexpoint Real Estate Finance, Inc.		5.7500	05/01/26	26,215,139
15,000,000	Nexpoint Real Estate Finance, Inc.(b)		5.7500	05/01/26	14,194,248
29,778,836	OWS Cre Funding I, LLC Series 2021-MARG A(b),(c)	US0001M + 4.900%	9.8600	09/15/25	29,824,290
5,000,000	PDOF MSN Issuer, LLC(b),(c)	SOFRRATE + 4.500%	9.3100	03/01/25	4,942,790
1,092,496	Ready Capital Corporation		5.7500	02/15/26	26,962,801

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 51.0% (Continued)
	SPECIALTY FINANCE — 9.2% (Continued)
182,689	Ready Capital Corporation		6.2000	07/30/26	$4,472,227
2,000,000	Regent Capital Corporation(b)		6.0000	12/28/26	1,879,911
61,886	Sachem Capital Corporation		7.7500	09/30/25	1,544,668
150,606	Sachem Capital Corporation		6.0000	12/30/26	3,367,279
2,000,000	X-Caliber Funding, LLC(b)		5.0000	03/01/25	1,978,616
3,000,000	X-Caliber Funding, LLC(b)		5.0000	10/01/25	2,931,476
					159,538,017
	TOTAL CORPORATE BONDS (Cost $837,124,872)				882,345,852

	U.S. GOVERNMENT & AGENCIES — 15.0%
	U.S. TREASURY INFLATION PROTECTED — 15.0%
56,781,020	United States Treasury Inflation Indexed Bonds		2.3750	01/15/25	56,596,011
51,186,240	United States Treasury Inflation Indexed Bonds		0.1250	04/15/25	50,480,583
49,115,650	United States Treasury Inflation Indexed Bonds		0.3750	07/15/25	48,509,778
41,249,820	United States Treasury Inflation Indexed Bonds		0.1250	10/15/25	40,490,921
12,003,600	United States Treasury Inflation Indexed Bonds		0.1250	04/15/26	11,661,104
38,298,000	United States Treasury Inflation Indexed Bonds		3.8750	04/15/29	41,538,255
10,004,500	United States Treasury Inflation Indexed Bonds		1.6250	10/15/29	9,933,754
					259,210,406
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $259,759,906)				259,210,406

Shares
	SHORT-TERM INVESTMENTS — 2.9%
	MONEY MARKET FUNDS - 2.9%
50,947,881	First American Government Obligations Fund, 4.78% (Cost $50,947,881)(h)				50,947,881

	TOTAL INVESTMENTS - 100.0% (Cost $1,714,614,447)				$1,730,445,776
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%				325,361
	NET ASSETS - 100.0%				$1,730,771,137

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

LLC	- Limited Liability Company

LTD	- Limited Company

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	Term Secured Overnight Financing Rate 1 Month

TSFR3M	Term Secured Overnight Financing Rate 3 Month

US0001M	ICE LIBOR USD 1 Month

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024 the total market value of 144A securities is 611,192,152 or 35.3% of net assets.

(c)	Variable rate security; the rate shown represents the rate on October 31, 2024.

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at October 31, 2024.

(f)	Percentage rounds to less than 0.1%.

(g)	Represents issuer in default on interest payments; non-income producing security.

(h)	Rate disclosed is the seven day effective yield as of October 31, 2024.

(i)	The value of this security has been determined in good faith by the Adviser as the Valuation Designee pursuant to valuation procedures approved by the Board of Trustees.

(j)	The security is illiquid; total illiquid securities represent 3.2% of net assets.

See accompanying notes which are an integral part of these financial statements.

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 90.9%
	AGENCY CMBS — 2.6%
2,230,000	FREMF Mortgage Trust Series 2018-K732 C(a),(b)		4.1940	05/25/25	$2,207,775
2,525,000	FREMF Mortgage Trust Series 2018-K733 C(a),(b)		4.2070	09/25/25	2,484,092
2,000,000	FREMF Mortgage Trust Series 2015-K46 B(a),(b)		3.8210	04/25/48	1,984,852
2,000,000	FREMF Mortgage Trust Series 2015-K47 B(a),(b)		3.7090	06/25/48	1,980,146
1,637,000	FREMF Mortgage Trust Series 2015-K47 C(a),(b)		3.7090	06/25/48	1,619,772
1,235,000	FREMF Mortgage Trust Series 2018-K75 B(a),(b)		3.9740	04/25/51	1,196,406
					11,473,043
	AUTO LOAN — 0.1%
538,000	Luxury Lease Partners Auto Lease Trust Series 2024-4 B(a)		10.4910	07/15/30	541,475

	CLO — 63.4%
495,000	1828 CLO Ltd. Series 2016-1A CR(a),(c)	TSFR3M + 3.612%	8.2680	10/15/31	496,288
1,070,000	Anchorage Capital CLO Ltd. Series 2018-10A DR(a),(c)	TSFR3M + 2.950%	7.6060	10/15/31	1,073,577
5,000,000	Apidos CLO XVIII Series 2018-18A D(a),(c)	TSFR3M + 3.412%	8.0430	10/22/30	5,031,970
1,750,000	Apidos CLO XX Series 2015-20A DR(a),(c)	TSFR3M + 5.962%	10.6090	07/16/31	1,755,332
1,000,000	Apidos CLO XXIX Series 2018-29A D(a),(c)	TSFR3M + 5.512%	10.1370	07/25/30	1,003,633
4,300,000	Apidos CLO XXVIII Series 2017-28A D(a),(c)	TSFR3M + 5.762%	10.3790	01/20/31	4,321,831
750,000	Atlas Senior Loan Fund Ltd. Series 2017-8A C(a),(c)	TSFR3M + 2.812%	7.4590	01/16/30	752,571
416,000	Betony CLO 2 Ltd. Series 2018-1A C(a),(c)	TSFR3M + 3.162%	7.7510	04/30/31	416,862
3,329,000	Black Diamond Clo Ltd. Series 2017-1A C(a),(c)	TSFR3M + 4.212%	8.8460	04/24/29	3,338,055
4,260,000	Canyon Capital CLO Ltd. Series 2021-1RA D(a),(c)	TSFR3M + 3.262%	7.9180	07/15/30	4,261,184
3,600,000	Carlyle C17 CLO Ltd. Series C17A CR(a),(c)	TSFR3M + 3.062%	7.6510	04/30/31	3,623,400
10,995,000	Carlyle Global Market Strategies CLO Ltd. Series 2015-1A DR3(a),(c)	TSFR3M + 3.212%	7.8290	07/20/31	11,080,200
3,725,000	CARLYLE US CLO Ltd. Series 2018-2A D(a),(c)	TSFR3M + 5.512%	10.1680	10/15/31	3,734,313
1,448,798	Catamaran CLO Ltd. Series 2014-1A CR(a),(c)	TSFR3M + 3.692%	8.3230	04/22/30	1,459,664
10,000,000	CBAM Ltd. Series 2017-1A D(a),(c)	TSFR3M + 4.012%	8.6290	07/20/30	10,015,280
5,000,000	CBAM Ltd. Series 2017-1A E(a),(c)	TSFR3M + 6.762%	11.3790	07/20/30	5,009,245
1,000,000	CIFC Funding Ltd. Series 2015-3A ER(a),(c)	TSFR3M + 5.212%	9.8290	04/19/29	1,001,751
2,110,932	Clover Credit Partners CLO III Ltd. Series 2017-1A D(a),(c)	TSFR3M + 4.012%	8.6680	10/15/29	2,113,596
18,730,000	Dryden Senior Loan Fund Series 2017-47A D(a),(c)	TSFR3M + 3.662%	8.3180	04/15/28	18,769,201
500,000	Eaton Vance CLO Ltd. Series 2014-1RA D(a),(c)	TSFR3M + 3.312%	7.9680	07/15/30	501,014
5,880,000	Elevation CLO Ltd. Series 2017-6A D(a),(c)	TSFR3M + 3.912%	8.5680	07/15/29	5,891,407
7,737,500	Elevation CLO Ltd. Series 2017-6A E(a),(c)	TSFR3M + 6.862%	11.5180	07/15/29	7,768,535
750,000	Elevation CLO Ltd. Series 2014-2A CR(a),(c)	TSFR3M + 2.462%	7.1090	10/15/29	751,898

See accompanying notes which are an integral part of these financial statements.

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 90.9% (Continued)
	CLO — 63.4% (Continued)
4,500,000	Elevation CLO Ltd. Series 2014-2A DR(a),(c)	TSFR3M + 3.462%	8.1090	10/15/29	$4,510,071
2,110,000	Elevation CLO Ltd. Series 2017-8A D(a),(c)	TSFR3M + 3.132%	7.7570	10/25/30	2,124,770
4,074,451	Ellington CLO IV Ltd. Series 2019-4A D1(a),(c)	TSFR3M + 5.762%	10.4180	04/15/29	4,095,100
3,000,000	Fillmore Park CLO Ltd Series 2018-1A(a),(c)	TSFR3M + 3.162%	7.8180	07/15/30	3,006,942
3,800,000	Flatiron CLO 18 Ltd. Series 2018-1A E(a),(c)	TSFR3M + 5.412%	10.0590	04/17/31	3,802,390
2,000,000	Galaxy XXI CLO Ltd. Series 2015-21A ER(a),(c)	TSFR3M + 5.512%	10.1290	04/20/31	1,995,302
4,900,000	Galaxy XXVII CLO Ltd. Series 2018-27A E(a),(c)	TSFR3M + 6.042%	11.1370	05/16/31	4,894,831
375,000	Goldentree Loan Opportunities XII Ltd. Series 2016-12A ER(a),(c)	TSFR3M + 5.662%	10.2790	07/21/30	375,438
1,300,000	Guggenheim CLO Ltd. Series 2020-1A ER(a),(c)	TSFR3M + 7.412%	12.0680	04/15/31	1,302,343
17,900,000	Halcyon Loan Advisors Funding Ltd. Series 2018-2A C(a),(c)	TSFR3M + 3.662%	8.2930	01/22/31	17,985,938
4,000,000	Highbridge Loan Management Ltd. Series 2013-2A CR(a),(c)	TSFR3M + 3.162%	7.7790	10/20/29	4,007,584
2,833,255	JMP Credit Advisors Clo IV Ltd. Series 2017-1A E(a),(c)	TSFR3M + 7.062%	11.7090	07/17/29	2,837,746
250,000	JMP Credit Advisors CLO V Ltd. Series 2018-1A C(a),(c)	TSFR3M + 2.612%	7.2590	07/17/30	250,278
1,775,000	KKR CLO 10 Ltd. Series 10 DR(a),(c)	TSFR3M + 3.612%	8.5580	09/15/29	1,778,252
5,000,000	KKR CLO Ltd. Series 13 ER(a),(c)	TSFR3M + 5.212%	9.8590	01/16/28	5,014,465
1,000,000	LCM XXIII Ltd. Series 23A CR(a),(c)	TSFR3M + 3.562%	8.1790	10/20/29	1,001,779
2,150,000	Madison Park Funding XXVII Ltd. Series 2018-27A D(a),(c)	TSFR3M + 5.262%	9.8790	04/20/30	2,150,718
387,000	Madison Park Funding XXVIII Ltd. Series 2018-28A D(a),(c)	TSFR3M + 2.962%	7.6180	07/15/30	387,783
1,962,500	Marathon CLO VIII Ltd. Series 2015-8A CR(a),(c)	TSFR3M + 3.792%	8.4240	10/18/31	1,964,592
3,000,000	Marble Point CLO XI Ltd. Series 2017-2A D(a),(c)	TSFR3M + 3.062%	7.6940	12/18/30	3,020,010
820,000	Mountain View CLO, LLC Series 2017-1A D(a),(c)	TSFR3M + 3.862%	8.5090	10/16/29	823,077
8,710,000	Nassau Ltd. Series 2017-IA C(a),(c)	TSFR3M + 4.112%	8.7680	10/15/29	8,762,399
500,000	Neuberger Berman CLO XVIII Ltd. Series 2014-18A DR2(a),(c)	TSFR3M + 6.182%	10.7990	10/21/30	497,859
10,350,000	Northwoods Capital XII-B Ltd. Series 2018-12BA D(a),(c)	TSFR3M + 3.412%	8.3580	06/15/31	10,396,585
12,500,000	Northwoods Capital XIV-B Ltd. Series 2018-14BA D(a),(c)	TSFR3M + 3.662%	8.7740	11/13/31	12,553,688
2,900,000	OCP CLO Ltd. Series 2014-7A DRR(a),(c)	TSFR3M + 6.092%	10.7090	07/20/29	2,897,294
8,000,000	Octagon Investment Partners 39 Ltd. Series 2018-3A D(a),(c)	TSFR3M + 3.212%	7.8290	10/20/30	8,032,392
1,000,000	OSD CLO Ltd. Series 2021-23A E(a),(c)	TSFR3M + 6.262%	10.9090	04/17/31	1,002,552
13,000,000	OZLM XVIII Ltd. Series 2018-18A D(a),(c)	TSFR3M + 3.112%	7.7680	04/15/31	13,047,489
750,000	Palmer Square Loan Funding Ltd. Series 2021-2A D(a),(c)	TSFR3M + 5.262%	10.3900	05/20/29	750,449
500,000	Palmer Square Loan Funding Ltd. Series 2021-3A D(a),(c)	TSFR3M + 5.262%	9.8790	07/20/29	500,898
250,000	Palmer Square Loan Funding Ltd. Series 2021-4A C(a),(c)	TSFR3M + 2.862%	7.5180	10/15/29	250,798
2,250,000	Palmer Square Loan Funding Ltd. Series 2021-4A D(a),(c)	TSFR3M + 5.262%	9.9180	10/15/29	2,253,769
1,250,000	Palmer Square Loan Funding Ltd. Series 2022-1A E(a),(c)	TSFR3M + 7.200%	11.8470	04/15/30	1,250,389

See accompanying notes which are an integral part of these financial statements.

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 90.9% (Continued)
	CLO — 63.4% (Continued)
12,295,000	Parallel Ltd. Series 2017-1A DR(a),(c)	TSFR3M + 3.362%	7.9790	07/20/29	$12,341,721
3,750,000	PPM CLO Ltd. Series 2018-1A D(a),(c)	TSFR3M + 3.512%	8.1680	07/15/31	3,771,293
485,000	RR 4 LTD Series 2018-4A C(a),(c)	TSFR3M + 3.212%	7.8680	04/15/30	485,768
5,000,000	Symphony Static CLO I Ltd. Series 2021-1A E1(a),(c)	TSFR3M + 5.612%	10.2370	10/25/29	5,003,355
250,000	TCI-Flatiron CLO Ltd. Series 2017-1(a),(c)	TSFR3M + 3.012%	8.1130	11/17/30	250,684
1,500,000	TCI-Flatiron CLO Ltd. Series 2017-1A E(a),(c)	TSFR3M + 6.612%	11.7130	11/18/30	1,505,561
841,190	Telos CLO Ltd. Series 2014-5A DR(a),(c)	TSFR3M + 3.562%	8.2090	04/17/28	842,315
4,000,000	THL Credit Wind River CLO Ltd Series 2014-1(a),(c)	TSFR3M + 3.262%	7.8940	07/18/31	4,026,692
700,000	THL Credit Wind River CLO Ltd. Series 2018-1A D(a),(c)	TSFR3M + 3.162%	7.8180	07/15/30	700,920
16,000,000	THL Credit Wind River CLO Ltd. Series 2015-1A DR(a),(c)	TSFR3M + 3.262%	7.8790	10/20/30	16,057,541
2,250,000	THL Credit Wind River CLO Ltd. Series 2018-3A E(a),(c)	TSFR3M + 5.912%	10.5290	01/20/31	2,254,718
4,400,000	Venture XXVI CLO Ltd. Series 2017-26A D(a),(c)	TSFR3M + 4.512%	9.1290	01/20/29	4,412,694
1,854,000	Voya CLO Ltd. Series 2013-2A CR(a),(c)	TSFR3M + 3.012%	7.6370	04/25/31	1,858,553
722,941	Zais CLO 5 Ltd. Series 2016-2A C(a),(c)	TSFR3M + 4.762%	9.4180	10/15/28	725,485
5,595,000	Zais Clo 6 Ltd. Series 2017-1A D(a),(c)	TSFR3M + 4.142%	8.7980	07/15/29	5,610,621
					283,544,698
	COLLATERALIZED MORTGAGE OBLIGATIONS — 5.1%
2,835,871	A&D Mortgage Trust Series 2024-NQM3 A1(a),(d)		6.4510	07/25/69	2,860,503
990,991	A&D Mortgage Trust Series 2024-NQM4 A1(a)		5.4640	08/25/69	986,182
1,055,202	Cascade Funding Mortgage Trust Series 2022-AB2 M3(a),(b)		2.0000	02/25/52	872,249
2,500,000	CFMT, LLC Series 2024-HB15 M3(a),(b)		4.0000	08/25/34	2,201,985
1,000,000	CFMT, LLC Series 2024-HB15 M4(a),(b)		4.0000	08/25/34	797,040
2,236,891	Chase Home Lending Mortgage Trust Series Series 2024-7 A6(a),(b)		6.0000	06/25/55	2,235,478
78,710	EFMT Series 2023-1 A2(a),(d)		6.2400	02/25/68	78,758
1,349,185	JP Morgan Mortgage Trust Series 2023-10 A6(a),(b)		6.0000	05/25/54	1,352,192
787,728	Morgan Stanley Residential Mortgage Loan Trust Series 2024-2 A5(a),(b)		6.0000	03/25/54	786,472
1,850,302	OBX Trust Series 2024-NQM8 A1(a),(d)		6.2330	05/25/64	1,865,742
1,000,000	Onity Loan Investment Trust Series 2024-HB2 M3(a)		5.0000	08/25/37	914,610
2,250,000	Onity Loan Investment Trust Series 2024-HB2 M4(a)		5.0000	08/25/37	1,846,128
1,603,865	PRKCM Trust Series 2023-AFC3 A1(a)		6.5840	09/25/58	1,620,744
3,723,173	PRKCM Trust Series 2024-HOME1 A1(a),(d)		6.4310	05/25/59	3,784,993
664,921	Verus Securitization Trust Series 2023-2 A1(a),(d)		6.1930	03/25/68	667,606
					22,870,682

See accompanying notes which are an integral part of these financial statements.

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 90.9% (Continued)
	NON AGENCY CMBS — 19.4%
192,000	BAMLL Commercial Mortgage Securities Trust Series 2019-BPR EMP(a),(b)		3.8950	11/05/32	$170,033
2,500,000	BPR Trust Series 2021-WILL D(a),(c)	TSFR1M + 5.114%	9.9180	06/15/38	2,477,020
8,658,000	BX Commercial Mortgage Trust Series 2019-IMC F(a),(c)	TSFR1M + 2.946%	7.7500	04/15/34	8,421,729
196,000	BX Commercial Mortgage Trust Series 2019-IMC G(a),(c)	TSFR1M + 3.646%	8.4500	04/15/34	187,832
4,250,000	Capital Funding Mortgage Trust Series 2024-28 B(a),(c)	TSFR1M + 11.000%	15.4440	11/01/26	4,250,000
4,000,000	Capital Funding Mortgage Trust Series 2024-29 B(a),(c)	TSFR1M + 9.500%	14.2000	11/01/26	4,000,000
13,884,554	Capital Funding Multifamily Mortgage Trust Series 2022-PM01 B(a),(c)	TSFR1M + 9.500%	14.3440	03/01/25	13,869,272
6,650,695	COMM Mortgage Trust Series 2014-UBS5 XA(b),(e)		0.7820	09/10/47	67
5,122,988	COMM Mortgage Trust Series 2015-CR23 XA(b),(e)		0.9520	05/10/48	8,579
3,568,649	COMM Mortgage Trust Series 2015-LC21 XA(b),(e)		0.6080	07/10/48	4,268
4,544,605	CSMC Trust Series 2016-NXSR XA(b),(e)		0.8210	12/15/49	43,324
1,752,620	FREMF Mortgage Trust Series 2020-KF76 B(a),(c)	SOFR30A + 2.864%	8.0280	01/25/30	1,720,098
6,000,000	GS Mortgage Securities Corp Trust Series 2018-3PCK C(a),(c)	TSFR1M + 3.614%	8.4180	09/15/31	5,875,278
3,000,000	GS Mortgage Securities Trust Series 2013-GC10 D(a),(b)		4.5370	02/10/46	2,917,410
2,000,000	GSMS Trust Series 2024-FAIR D(a),(b)		7.9490	07/15/29	2,026,979
1,215,000	Independence Plaza Trust Series 2018-INDP A(a)		3.7630	07/10/35	1,188,395
19,539,000	J.P. Morgan Chase Commercial Mortgage Securities Series 2019-ICON XB(a),(b),(e)		0.7920	01/05/34	159,567
27,233,543	J.P. M organ Chase Commercial Mortgage Securities Series 2019-ICON XA(a),(b),(e)		1.5090	01/05/34	325,528
880,000	JP Morgan Chase Commercial Mortgage Securities Series 2020-NNN DFX(a)		3.6200	01/16/37	466,565
5,000,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 B(a)		8.5420	05/05/29	5,203,271
6,000,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 C(a),(b)		8.7520	05/05/29	6,099,882
3,518,242	Wells Fargo Commercial Mortgage Trust Series 2015-LC22 XA(b),(e)		0.8830	09/15/58	13,709
3,000,000	WP Glimcher Mall Trust Series 2015-WPG C(a),(b)		3.5160	06/05/35	2,573,100
471,250	XCALI Mortgage Trust Series 2021-10 B1(a),(c)	TSFR1M + 8.120%	12.9640	12/31/24	466,964
374,715	XCALI Mortgage Trust Series 2020-5 B1(a),(c)	TSFR1M + 8.370%	13.5710	03/31/25	373,794
419,048	X-Caliber Funding, LLC Series 2023-MF9 B1(a),(c)	TSFR1M + 6.500%	11.3500	11/15/24	419,173
4,600,000	X-Caliber Funding, LLC Series 2023-HOAKS A(a),(c)	TSFR1M + 3.500%	8.3440	05/15/25	4,595,153
3,335,000	X-Caliber Funding, LLC Series 2023-DMNK B1(a),(c)	TSFR1M + 6.500%	11.3440	05/15/25	3,330,618
4,165,000	X-Caliber Funding, LLC Series 2021-7 B1(a),(c)	TSFR3M + 6.000%	10.9590	01/06/26	4,141,118
4,000,000	X-Caliber Funding, LLC Series 2024-OPAL A(a),(c)	TSFR1M + 4.000%	8.8440	02/15/26	4,009,607
2,450,000	X-Caliber Funding, LLC Series 2024-OPAL B1(a),(c)	TSFR1M + 6.000%	10.8440	02/15/26	2,457,755
5,000,000	X-Caliber Funding, LLC Series 2024-SURF A(a)		12.0000	08/04/27	5,052,810
					86,848,898

See accompanying notes which are an integral part of these financial statements.

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 90.9% (Continued)
	OTHER ABS — 0.3%
274,308	Pagaya AI Debt Trust Series 2023-6 A(a)		7.1280	06/16/31	$274,738
367,017	Pagaya AI Debt Trust Series 2024-1 A(a)		6.6600	07/15/31	371,500
484,973	Reach Abs Trust Series 2024-1A A(a)		6.3000	02/18/31	488,079
					1,134,317
	TOTAL ASSET BACKED SECURITIES (Cost $405,973,763)				406,413,113

	COLLATERALIZED MORTGAGE OBLIGATIONS — 4.3%
	CMBS — 1.0%
2,665,000	FREMF Mortgage Trust Series 2019-K736(a),(b)		3.8850	07/25/26	2,584,309
1,771,000	FREMF Mortgage Trust Series 2015-K50(a),(b)		3.7770	10/25/48	1,750,177
					4,334,486
	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.3%
1,931,663	Fannie Mae REMICS Series 2024-20 CV		5.5000	04/25/35	1,933,964
2,000,000	Fannie Mae REMICS Series 2024-84 A		5.0000	09/25/50	1,978,205
1,907,478	Fannie Mae REMICS Series 2024-63 HA		5.0000	06/25/52	1,884,510
1,708,484	Freddie Mac REMICS Series 5428 DM		6.5000	11/25/44	1,721,011
1,844,983	Freddie Mac REMICS Series 5444 AB		5.5000	09/25/49	1,843,392
1,855,946	Freddie Mac REMICS Series 5438 H		5.5000	06/25/50	1,854,630
1,833,820	Freddie Mac REMICS Series 5423 A		5.0000	11/25/50	1,821,012
1,861,273	Government National Mortgage Association Series 2024-76 KA		6.0000	12/20/49	1,872,486
					14,909,210
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,248,749)				19,243,696

	CORPORATE BONDS — 0.7%
	SPECIALTY FINANCE — 0.7%
2,654,000	X-Caliber Funding, LLC(a)		11.0000	03/01/25	2,617,380
500,000	X-Caliber Funding, LLC(a)		11.0000	10/01/25	493,541
					3,110,921
	TOTAL CORPORATE BONDS (Cost $3,134,695)				3,110,921

See accompanying notes which are an integral part of these financial statements.

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 4.3%
	MONEY MARKET FUNDS - 4.3%
19,197,696	First American Government Obligations Fund, , 4.78% (Cost $19,197,696)(f)	19,197,696

	TOTAL INVESTMENTS - 100.2% (Cost $447,554,903)	$447,965,426
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(916,212)
	NET ASSETS - 100.0%	$447,049,214

LLC	- Limited Liability Company

LTD	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

TSFR1M	Term Secured Overnight Financing Rate 1 Month

TSFR3M	Term Secured Overnight Financing Rate 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024 the total market value of 144A securities is 413,788,573 or 92.6% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Variable rate security; the rate shown represents the rate on October 31, 2024.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at October 31, 2024.

(e)	Interest only securities.

(f)	Rate disclosed is the seven day effective yield as of October 31, 2024.

See accompanying notes which are an integral part of these financial statements.

Holbrook Funds
Statements of Assets and Liabilities (Unaudited)
October 31, 2024

	Holbrook Income Fund	Holbrook Structured Income Fund
ASSETS
Total Investments, at cost	$1,714,614,447	$447,554,903
Total Investments, at value	$1,730,445,776	$447,965,426
Dividends and Interest receivable	10,370,448	2,419,250
Receivable for Fund shares sold	2,151,437	2,812,502
Receivable for securities sold	2,821,989	5,553,170
Prepaid expenses and other assets	177,585	190,761
TOTAL ASSETS	1,745,967,235	458,941,109

LIABILITIES
Payable for securities purchased	$8,547,692	$10,045,414
Cash Overdraft	39,445	—
Payable for Fund shares redeemed	3,357,636	1,071,941
Dividends payable	1,696,947	363,722
Investment advisory fees payable	1,150,868	359,043
Distribution (12b-1) fees payable	86,529	26,836
Payable to related parties	169,013	6,014
Accrued expenses and other liabilities	147,968	18,925
TOTAL LIABILITIES	15,196,098	11,891,895
NET ASSETS	$1,730,771,137	$447,049,214

NET ASSETS CONSIST OF:
Paid in capital	$1,789,119,871	$447,145,200
Accumulated losses	(58,348,734)	(95,986)
NET ASSETS	$1,730,771,137	$447,049,214

NET ASSET VALUE PER SHARE:
Class I Shares:
Net Assets	$1,486,159,722	$377,582,828
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	152,181,962	38,445,428
Net asset value (Net Assets ÷ Shares Outstanding) offering and redemption price per share	$9.77	$9.82

Investor Class Shares:
Net Assets	$173,293,711	$61,442,187
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	17,593,614	6,246,952
Net asset value (Net Assets ÷ Shares Outstanding) offering and redemption price per share	$9.85	$9.84

Class A Shares:
Net Assets	$71,317,704	$8,024,199
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	7,289,779	816,917
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.78	$9.82
Maximum offering price per share (net asset value plus maximum sales charge of 1.25% and 2.25%, respectively)	$9.90	$10.05

The accompanying notes are an integral part of these financial statements.

Holbrook Funds
Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2024

	Holbrook Income Fund	Holbrook Structured Income Fund
INVESTMENT INCOME
Interest	$44,438,003	$18,044,836
Dividends	14,195,570	—
TOTAL INVESTMENT INCOME	58,633,573	18,044,836

EXPENSES
Investment advisory fees	6,565,612	1,826,947
Distribution (12b-1) fees:
Investor Class	406,211	111,114
Class A	79,889	8,512
Administrative services fees	448,863	169,494
Third party Administration servicing fees	806,777	89,549
Transfer agent fees	322,616	38,866
Registration fees	107,638	39,698
Accounting services fees	97,249	33,452
Legal fees	15,123	15,123
Custodian fees	63,519	3,932
Printing and postage expenses	31,054	5,042
Compliance officer fees	25,617	12,223
Audit fees	32,687	25,687
Trustees fees and expenses	7,814	7,814
Insurance expense	12,098	2,206
Other expenses	33,168	14,518
TOTAL EXPENSES	9,055,935	2,404,177

Plus: Expenses recaptured	—	266,942

NET EXPENSES	9,055,935	2,671,119

NET INVESTMENT INCOME	49,577,638	15,373,717

REALIZED AND UNREALIZED GAIN /(LOSS) ON INVESTMENTS
Net realized loss from:
Investments	(30,397,960)	(127,250)
Net realized loss on investments	(30,397,960)	(127,250)

Net change in unrealized appreciation/(depreciation) on:
Investments	42,682,022	(164,088)
Net change in unrealized appreciation/(depreciation) on investments	42,682,022	(164,088)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	12,284,062	(291,338)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$61,861,700	$15,082,379

The accompanying notes are an integral part of these financial statements.

Holbrook Funds
Statements of Changes in Net Assets (Unaudited)

	Holbrook Income Fund		Holbrook Structured Income Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2024	April 30, 2024	October 31, 2024	April 30, 2024
FROM OPERATIONS
Net investment income	$49,577,638	$93,146,855	$15,373,717	$7,252,636
Net realized loss from investments	(30,397,960)	(17,833,282)	(127,250)	(476,994)
Unrealized appreciation/(depreciation) from investments	42,682,022	26,967,449	(164,088)	1,421,359
Net increase in net assets resulting from operations	61,861,700	102,281,022	15,082,379	8,197,001

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions paid:
Class I	(43,302,951)	(87,063,501)	(13,224,713)	(6,327,921)
Investor Class	(4,572,671)	(9,339,262)	(1,744,691)	(658,358)
Class A	(1,876,114)	(2,707,400)	(278,343)	(312,059)
Net decrease in net assets resulting from distributions to shareholders	(49,751,736)	(99,110,163)	(15,247,747)	(7,298,338)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	381,540,266	774,086,579	256,342,075	221,321,587
Investor Class	54,381,628	82,185,681	56,660,679	28,624,882
Class A	27,018,391	47,456,335	7,043,024	4,385,662
Net asset value of shares issued in reinvestment of distributions:
Class I	35,723,399	69,102,581	11,555,635	5,849,827
Investor Class	4,453,179	9,184,946	1,676,907	634,677
Class A	1,595,539	2,190,092	225,256	267,921
Payments for shares redeemed:
Class I	(250,769,708)	(466,372,015)	(84,050,804)	(63,794,542)
Investor Class	(38,704,054)	(64,553,529)	(21,643,401)	(4,587,675)
Class A	(12,073,570)	(17,716,419)	(4,217,536)	(245,034)
Net increase in net assets from shares of beneficial interest	203,165,070	435,564,251	223,591,835	192,457,305

TOTAL INCREASE IN NET ASSETS	215,275,034	438,735,110	223,426,467	193,355,968

NET ASSETS
Beginning of Year	1,515,496,103	1,076,760,993	223,622,747	30,266,779
End of Period/Year	$1,730,771,137	$1,515,496,103	$447,049,214	$223,622,747

SHARE ACTIVITY
Class I:
Shares Sold	39,250,163	79,994,255	26,086,920	22,597,478
Shares Reinvested	3,669,345	7,146,497	1,175,939	598,273
Shares Redeemed	(25,878,976)	(48,379,765)	(8,557,696)	(6,523,547)
Net increase in shares of beneficial interest outstanding	17,040,532	38,760,987	18,705,163	16,672,204

Investor Class:
Shares Sold	5,543,409	8,441,852	5,757,671	2,921,041
Shares Reinvested	453,591	943,664	170,402	64,667
Shares Redeemed	(3,945,634)	(6,638,705)	(2,199,833)	(467,645)
Net increase in shares of beneficial interest outstanding	2,051,366	2,746,811	3,728,240	2,518,063

Class A:
Shares Sold	2,774,861	4,905,391	716,547	448,791
Shares Reinvested	163,606	226,475	22,919	27,402
Shares Redeemed	(1,242,504)	(1,841,394)	(429,464)	(25,016)
Net increase in shares of beneficial interest outstanding	1,695,963	3,290,472	310,002	451,177

The accompanying notes are an integral part of these financial statements.

Holbrook Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year

	Class I
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	October 31, 2024		April 30, 2024		April 30, 2023		April 30, 2022		April 30, 2021		April 30, 2020
	(Unaudited)
Net asset value, beginning of year	$9.69		$9.65		$10.27		$10.67		$8.91		$10.13
Activity from investment operations:
Net investment income (1)	0.30		0.68		0.58		0.45		0.51		0.37
Net realized and unrealized gain (loss) on investments	0.08		0.08		(0.62)		(0.34)		1.86		(1.20)
Total from investment operations	0.38		0.76		(0.04)		0.11		2.37		(0.83)
Less distributions from:
Net investment income	(0.30)		(0.72)		(0.58)		(0.49)		(0.61)		(0.39)
Net realized gains	—		—		—		(0.01)		—		—
Return of Capital	—		—		—		(0.01)		—		—
Total distributions	(0.30)		(0.72)		(0.58)		(0.51)		(0.61)		(0.39)
Net asset value, end of period/year	$9.77		$9.69		$9.65		$10.27		$10.67		$8.91
Total return (2)	3.96	% (8)	8.17	% (6)	(0.34	)% (6)	0.92	% (6)	27.10%		(8.45	)% (6)
Net assets, at end of period/year (000s)	$1,486,160		$1,309,324		$930,463		$606,759		$267,123		$97,721
Ratio of gross expenses to average net assets (3)	1.04	% (9)	1.06	% (4)	1.08	% (4)	1.09%		1.13%		1.16	% (4)
Ratio of net expenses to average net assets	1.04	% (9)	1.04	% (4)	1.06	% (4)	1.09%		1.28	% (7)	1.30	% (4,7)
Ratio of net investment income to average net assets	6.10	% (5,9)	7.03	% (4,5)	5.85	% (4,5)	4.28%		4.98%		3.76	% (4,5)
Portfolio Turnover Rate	18	% (8)	36%		36%		70%		74%		106%

	Investor Class
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	October 31, 2024		April 30, 2024		April 30, 2023		April 30, 2022		April 30, 2021		April 30, 2020
	(Unaudited)
Net asset value, beginning of year	$9.77		$9.70		$10.32		$10.71		$8.92		$10.13
Activity from investment operations:
Net investment income (1)	0.28		0.64		0.52		0.40		0.46		0.33
Net realized and unrealized gain (loss) on investments	0.08		0.07		(0.61)		(0.33)		1.85		(1.20)
Total from investment operations	0.36		0.71		(0.09)		0.07		2.31		(0.87)
Less distributions from:
Net investment income	(0.28)		(0.64)		(0.53)		(0.44)		(0.52)		(0.34)
Net realized gains	—		—		—		(0.01)		—		—
Return of Capital	—		—		—		(0.01)		—		—
Total distributions	(0.28)		(0.64)		(0.53)		(0.46)		(0.52)		(0.34)
Net asset value, end of period/year	$9.85		$9.77		$9.70		$10.32		$10.71		$8.92
Total return (2)	3.70	% (8)	7.50	% (6)	(0.81	)% (6)	0.52%		26.37%		(8.81)%
Net assets, at end of period/year (000s)	$173,294		$151,881		$124,060		$114,783		$68,727		$22,184
Ratio of gross expenses to average net assets (3)	1.54	% (9)	1.56	% (4)	1.58	% (4)	1.59%		1.63%		1.66	% (4)
Ratio of net expenses to average net assets	1.54	% (9)	1.54	% (4)	1.56	% (4)	1.59%		1.78	% (7)	1.80	% (4,7)
Ratio of net investment income to average net assets	5.60	% (5,9)	6.54	% (4,5)	5.24	% (4,5)	3.77%		4.50%		3.38	% (4,5)
Portfolio Turnover Rate	18	% (8)	36%		36%		70%		74%		106%

(1)	The net investment income per share data was determined using the average shares outstanding throughout each year/period.

(2)	Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Does not include expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

(7)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(8)	Not Annualized.

(9)	Annualized.

The accompanying notes are an integral part of these financial statements.

Holbrook Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year

	Class A
	Six Months Ended		Year Ended		Year Ended		Period Ended
	October 31, 2024		April 30, 2024		April 30, 2023		April 30, 2022 (1)
	(Unaudited)
Net asset value, beginning of year/period	$9.71		$9.65		$10.27		$10.68
Activity from investment operations:
Net investment income (2)	0.29		0.66		0.56		0.34
Net realized and unrealized (loss) on investments	0.07		0.08		(0.62)		(0.42)
Total from investment operations	0.36		0.74		(0.06)		(0.08)
Less distributions from:
Net investment income	(0.29)		(0.68)		(0.56)		(0.31)
Net realized gains	—		—		—		(0.01)
Return of capital	—		—		—		(0.01)
Total distributions	(0.29)		(0.68)		(0.56)		(0.33)
Net asset value, end of year/period	$9.78		$9.71		$9.65		$10.27
Total return (3)	3.73	% (5)	7.97	% (7)	(0.52	)% (7)	(0.84	)% (5)
Net assets, at end of year/period (000s)	$71,318		$54,291		$22,239		$12,034
Ratio of gross expenses to average net assets (4)	1.29	% (6)	1.32	% (8)	1.33	% (8)	1.36	% (6)
Ratio of net expenses to average net assets	1.29	% (6)	1.30	% (8)	1.31	% (8)	1.36	% (6)
Ratio of net investment income to average net assets	5.84	% (6,9)	6.85	% (8,9)	5.66	% (8,9)	4.21	% (6)
Portfolio Turnover Rate	18	% (5)	36%		36%		70	% (5)

(1)	Class A commenced investment operations on July 23, 2021.

(2)	The net investment income per share data was determined using the average shares outstanding throughout each year/period.

(3)	Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Not Annualized.

(6)	Annualized.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Does not include expenses of other investment companies in which the Fund invests.

(9)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Holbrook Structured Income Fund (1)
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year

	Class I
	Six Months Ended		Year Ended	Period Ended
	October 31, 2024		April 30, 2024	April 30, 2023
	(Unaudited)
Net asset value, beginning of year/period	$9.82		$9.69	$10.00
Activity from investment operations:
Net investment income (2)	0.42		1.04	0.97
Net realized and unrealized (loss) on investments	—		0.15	(0.33)
Total from investment operations	0.42		1.19	0.64
Less distributions from:
Net investment income	(0.42)		(1.06)	(0.95)
Total distributions	(0.42)		(1.06)	(0.95)
Net asset value, end of year/period	$9.82		$9.82	$9.69
Total return (3)	4.34	% (5)	12.85%	6.69	% (5)
Net assets, at end of year/period (000s)	$377,583		$193,865	$29,721
Ratio of gross expenses to average net assets (4)	1.25	% (6)	1.58%	2.36	% (6)
Ratio of net expenses to average net assets	1.39	% (6)	1.50%	1.50	% (6)
Ratio of net investment income to average net assets	8.46	% (6)	10.68%	9.90	% (6)
Portfolio Turnover Rate	20	% (5)	15%	8	% (5)

	Investor Class
	Six Months Ended		Year Ended	Period Ended
	October 31, 2024		April 30, 2024	April 30, 2023
	(Unaudited)
Net asset value, beginning of year/period	$9.84		$9.69	$10.00
Activity from investment operations:
Net investment income (2)	0.39		1.02	0.99
Net realized and unrealized (loss) on investments	—		0.12	(0.39)
Total from investment operations	0.39		1.14	0.60
Less distributions from:
Net investment income	(0.39)		(0.99)	(0.91)
Total distributions	(0.39)		(0.99)	(0.91)
Net asset value, end of year/period	$9.84		$9.84	$9.69
Total return (3)	4.08	% (5)	12.37%	6.22	% (5)
Net assets, at end of year/period (000s)	$61,442		$24,777	$6
Ratio of gross expenses to average net assets (4)	1.74	% (6)	1.99%	2.86	% (6)
Ratio of net expenses to average net assets	1.88	% (6,7)	1.99%	2.00	% (6)
Ratio of net investment income to average net assets	7.89	% (6,7)	10.42%	10.05	% (6)
Portfolio Turnover Rate	20	% (5)	15%	8	% (5)

(1)	Holbrook Structured Income commenced investment operations on May 2, 2022.

(2)	The net investment income per share data was determined using the average shares outstanding throughout the year/period.

(3)	Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Not annualized.

(6)	Annualized.

(7)	Inclusive of advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Holbrook Structured Income Fund (1)
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year

	Class A
	Six Months Ended		Year Ended	Period Ended
	October 31, 2024		April 30, 2024	April 30, 2023
	(Unaudited)
Net asset value, beginning of year/period	$9.83		$9.68	$10.00
Activity from investment operations:
Net investment income (2)	0.41		1.04	1.03
Net realized and unrealized (loss) on investments	(0.01)		0.13	(0.42)
Total from investment operations	0.40		1.17	0.61
Less distributions from:
Net investment income	(0.41)		(1.02)	(0.93)
Total distributions	(0.41)		(1.02)	(0.93)
Net asset value, end of year/period	$9.82		$9.83	$9.68
Total return (3)	4.10	% (5)	12.66%	6.32	% (5)
Net assets, at end of year/period (000s)	$8,024		$4,980	$540
Ratio of gross expenses to average net assets (4)	1.50	% (6)	1.86%	2.61	% (6)
Ratio of net expenses to average net assets	1.64	% (6,7)	1.75%	1.75	% (6)
Ratio of net investment income to average net assets	8.23	% (6,7)	10.63%	10.56	% (6)
Portfolio Turnover Rate	20	% (5)	15%	8	% (5)

(1)	Holbrook Structured Income commenced investment operations on May 2, 2022.

(2)	The net investment income per share data was determined using the average shares outstanding throughout the year/period.

(3)	Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Not annualized.

(6)	Annualized.

(7)	Inclusive of advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Holbrook Funds
Notes to Financial Statements (Unaudited)
October 31, 2024

1.	ORGANIZATION

The Holbrook Income Fund and the Holbrook Structured Income Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Holbrook Income Fund Class I and Investor Class shares commenced investment operations on July 6, 2016, and the Holbrook Income Fund Class A shares commenced investment operations on July 23, 2021. The Holbrook Structured Income Fund Class I, Investor Class and Class A shares commenced investment operations on May 2, 2022. The investment objective of each Fund is as follows:

Fund Name	Investment Objective
Holbrook Income Fund	Current income
Holbrook Structured Income Fund	Current income and the opportunity for capital appreciation to produce a total return

The Funds offer Class I, Investor Class and Class A shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 1.25% and 2.25% for Holbrook Income Fund and Holbrook Structured Income Fund, respectively. All other classes of shares are sold at net asset value without an initial sales charge. Class I shares are not subject to 12b-1 distribution fees and have a higher minimum initial investment than the Investor Class and Class A shares. Each share class represents an interest in the same assets of that Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares of each Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last quoted sales price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board”). The Board has appointed

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2024

the Funds’ Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2024

are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2024, for the Funds’ assets measured at fair value:

Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$7,313,189	$7,313,189
Preferred Stocks	44,298,699	24,903,400	—	69,202,099
Asset Backed Securities	—	459,903,793	1,522,556	461,426,349
Corporate Bonds	343,822,520	538,523,332	—	882,345,852
U.S. Government & Agencies	—	259,210,406	—	259,210,406
Short-Term Investments	50,947,881	—	—	50,947,881
Total Assets	$439,069,100	$1,282,540,931	$8,835,745	$1,730,445,776

Structured Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Asset Backed Securities	—	406,413,113	—	$406,413,113
Collateralized Mortgage Obligations	—	19,243,696	—	19,243,696
Corporate Bonds	—	3,110,921	—	3,110,921
Short-Term Investments	19,197,696	—	—	19,197,696
Total Assets	$19,197,696	$428,767,730	$—	$447,965,426

*	Refer to the Schedule of Investments for classifications.

The following is a reconciliation for the Funds for which level 3 inputs were used in determining valuations.

				Change in					Ending
	Beginning	Accrued		unrealized					Balance
	balance April	Discount/	Total realized	appreciation/			Net Transfers	Net Transfer (out)	October 31,
Holbrook Income Fund	30, 2024	Premium	gain/(loss)	(depreciation)	Net Purchases	Net Sales	into Level 3	of Level 3	2024
HRR Funding, LLC Series 2021-1	1,740,064	—	—	(217,508)	—	—	—	—	1,522,556
Specialty Transportation Holdings, LLC*	6,920,301	—	—	392,888	186	—	—	—	7,313,189

Quantitative disclosures of unobservable inputs and assumptions used by Holbrook Income Fund are below:

	Fair Value	Valuation Techniques	Unobservable inputs	Input Range	Impact to valuation from increase in input
HRR Funding, LLC 2021-1	1,522,556	Broker Quotes	Indictive value	80	Increase
Specialty Transportation Holdings, LLC	7,313,189	Discount Cash Flows	Discount Rate	7-10%	Increase
	$8,835,745

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date.

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2024

Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken for open tax years 2022-2024 for the Holbrook Income Fund and 2023-2024 for the Holbrook Structured Income Fund or expected to be taken for each Fund’s April 30, 2025 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where each of the Funds makes significant investments; however, each Fund is not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expense in the Statement of Operations. As of October 31, 2024, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities and financial instruments expose them to various risks, certain of which are discussed below. The Funds’ prospectus and statement of additional information include further information regarding the of risks associated with the Funds’ investments which include, but are not limited to:

Holbrook Income Fund: Baby Bonds Risk, Business Development Company (“BDC”) Risk, Cash Position Risk, Closed-End Fund Risk, Collateralized Loan Obligations Risk, Credit Risk, Currency Risk, Cybersecurity Risk, Derivatives Risk, Emerging Markets Risk, Financial Services Sector Risk, Fixed Income Securities Risk, Foreign (Non-U.S.) Investment Risk, Gap Risk, High Yield Risk, Industry Concentration Risk, Investment Companies and Exchange-Traded Funds (“ETFs”) Risk, Large Shareholder Transaction Risk, LIBOR Risk, Liquidity Risk, Management Risk, Market Risk, Market Events Risk, Portfolio Turnover Risk, Preferred Stock Risk, Quantitative Investing Risk, Treasury Inflation Protected Securities Risk, Underlying Fund Risk, U.S. Government Securities Risk, Valuation Risk and Volatility Risk.

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2024

Holbrook Structured Income Fund: Cash Position Risk, Collateralized Loan Obligations Risk, Concentration in Certain Mortgage-Backed Securities Risk, Credit Risk, Currency Risk, Cybersecurity Risk, Derivatives Risk, Emerging Markets Risk, Extension Risk, Fixed Income Securities Risk, Floating or Variable Rate Securities Risk, Foreign (Non-U.S.) Investment Risk, Gap Risk, High Yield Risk, Illiquid Investments Risks, Industry Concentration Risk, Interest Rate Risk, Large Shareholder Transactions Risk, Leveraging Risk, LIBOR Risk, Liquidity Risk, Management Risk, Market Risk, Market Events Risk, Mezzanine Securities Risk, Mortgage-Backed and Asset-Backed Securities Risk, New Fund Risk, Portfolio Turnover Risk, Prepayment Risk, Rating Agencies Risks, Residential Loans and Mortgages Risk, Sector Risk, Structured Products Risk, Treasury Inflation Protected Securities Risk, Unrated Securities Risks, U.S. Government Securities Risk, Valuation Risk and Volatility Risk.

Baby Bonds Risk – The primary risk associated with Holbrook Income Fund’s investments in baby bonds is that the issuer or insurer of a baby bond may default on principal and/or interest payments when due on the baby bond. Such a default would have the effect of lessening the income generated by the Fund and/or the value of the baby bonds. Baby bonds are also subject to typical credit ratings risks associated with other fixed-income instruments. Baby bond securities are classified as Corporate Bonds on the Schedule of Investments.

Collateralized Loan Obligations Risk – The Funds are subject to certain risks as a result of its investments in CLOs. The CLO’s performance is linked to the expertise of the CLO manager and its ability to manage the CLO portfolio. The experience of a CLO manager plays an important role in the rating and risk assessment of CLO debt securities. One of the primary risks to investors of a CLO is the potential change in CLO manager, over which the Funds will have no control. The Funds may be adversely affected by new (or revised) laws or regulations that may be imposed by government regulators or self-regulatory organizations that supervise the financial markets. Changes in the regulation of CLOs may adversely affect the value of the investments held by the Funds and the ability of the Funds to execute their investment strategies. CLO debt securities are limited recourse obligations of their issuers. CLO investors must rely solely on distributions from the underlying assets for payments on the CLO debt they hold. CLO debt is not guaranteed by the issuer or any other party. If income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. CLO debt securities may be subject to redemption. In the event of an early redemption, holders of the CLO debt being redeemed will be repaid earlier than the stated maturity of the debt. The timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest during the reinvestment period or to replace assets that the manager has determined are no longer suitable for investment. Additionally, there is a risk that the reinvestment period may terminate early if, for example, the CLO defaults on payments on the securities which it issues or if the CLO manager determines that it can no longer reinvest in underlying assets. Early termination of the reinvestment period could adversely affect a CLO investment.

Fixed Income Securities Risk – Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Funds invest in fixed income securities, the value of your investment in the Funds will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Funds. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. Longer-term securities may be more sensitive to interest rate changes.

LIBOR Risk – The London Interbank Offered Rate, (“LIBOR”) was a leading floating rate benchmark used in loans, corporate and municipal bonds, asset-backed and mortgage-backed securities, interest rate swaps, notes, derivatives and other instruments or investments. In 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced that after 2021 it would cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. On July 27, 2017, the United Kingdom Financial Conduct Authority announced the gradual phase out of LIBOR rates with nearly all publications of LIBOR on a representative basis having ceased as of June 20, 2023. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2024

derivative market participants and their regulators), has begun publishing Secured Overnight Financing Rate (“SOFR”), a broad measure of secured overnight U.S. Treasury repo rates, as the preferred alternative rate to U.S. dollar LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Markets are developing in response to these new rates, but questions around liquidity in these rates and how to appropriately adjust these rates to eliminate any economic value transfer at the time of transition remain a significant concern. Uncertainty related to the liquidity impact of the changes in rates, negative effects on the valuation of the Fund’s investments, and how to appropriately adjust these rates at the time of transition, poses risk for the Fund.

Market Risk – Overall market risk may affect the value of individual instruments in which the Funds invests. The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Funds’ performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond and other markets, volatility in the securities markets, adverse investor sentiment and political events effect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Funds’ assets can decline as can the value of the Funds’ distributions. When the value of the Funds’ investments go down, your investment in the Funds decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments and could result in decreases to the Funds’ net asset values. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Funds and their investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect the Funds’ performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Preferred Stock Risk – The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices. Convertible preferred stock tends to be more volatile than non-convertible preferred stock, because its value is related to the price of the issuer’s common stock as well as the dividends payable on the preferred stock. The value of preferred stocks will usually react more strongly than bonds and other debt securities to actual or perceived changes in issuer’s financial condition or prospects and may be less liquid than common stocks.

Structured Products Risk – The Funds may invest in Structured Products, including CLOs, CDOs, CMOs, and other asset-backed securities and debt securitizations. Some Structured Products have credit ratings, but are typically issued in various classes with various priorities. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for Structured Products that qualify for Rule 144A transactions. The senior and junior tranches of Structured Products may have floating or variable interest rates based on LIBOR or an alternative reference rate and are subject to the

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2024

risks associated with securities tied to LIBOR, including the risks associated with the replacement of LIBOR with an alternative reference rate. The Funds may also invest in the equity tranches of a Structured Product, which typically represent the first loss position in the Structured Product, are unrated and are subject to higher risks. Equity tranches of Structured Products typically do not have a fixed coupon and payments on equity tranches will be based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates based on SOFR or an alternative reference rate.

4.	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2024, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Funds were as follows:

Fund	Purchase	Sales
Holbrook Income Fund	$712,905,195	$279,061,269
Holbrook Structured Income Fund	416,112,085	66,763,754

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Holbrook Holdings, Inc. serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly based on average daily net assets as shown in the table below.

The Advisor has contractually agreed to reduce its fees and/or absorb the Funds’ expenses (The “Waiver Agreement”), until at least September 1, 2025, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses (such as litigation)) do not exceed the expense limitation shown in the table below, and is based on the Funds’ average daily net assets and is subject to possible recoupment (or recapture) from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment (or recapture) can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and within three years of such waiver or reimbursement, the Funds’ Operating Expenses are subsequently less than what is shown in the table below of average daily net assets, the Advisor shall be entitled to recoupment or recapture from the Funds’ for such waived fees or reimbursed expenses provided that such recoupment (or recapture) does not cause the Funds’ expenses to exceed what is shown in the table below of average daily net assets. If Fund Operating Expenses attributable to Class I, Investor Class and Class A shares subsequently exceed what is shown in the table below per annum of the average daily net assets, the recoupment (or recapture) shall be suspended. During the six months ended October 31, 2024, the Advisor waived the expenses in the table below.

						Managament
						Fee Waived/
	Investment	Expenses Limitation				Expenses Reimbursed	Affiliated
Fund	Advisory Fee	Cl I	Cl INV	Cl A	Expires	YTD 10/31/2024	Fees Waived
Holbrook Income Fund	0.80%	1.30%	1.80%	1.55%	9/1/2025	$—	$—
Holbrook Structured Income Fund	1.00%	1.50%	2.00%	1.75%	9/1/2025	—	—

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2024

The Advisor waived $215,708 and $51,234 in expenses for the Holbrook Structured Income Fund which may be recaptured by April 30, 2026, and April 30, 2027, respectively. The Advisor recaptured $266,942 of previously waived fees for the Holbrook Structured Income Fund and had $0 of recapture remaining.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% and 1.00% of its average daily net assets for Class A and Investor class share, respectively. Currently, the Funds’ Trustees have set the 12b-1 fee level at 0.50% for the Funds’ Investor Class shares. These fees are paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts not otherwise required to be provided by the Advisor. For the six months ended October 31, 2024, pursuant to the Plan, the fund paid the following 12b-1 fees:

Fund	Class A	Class Inv
Holbrook Income Fund	$79,889	$406,211
Holbrook Structured Income Fund	8,512	111,114

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class I, Investor Class and Class A shares. For the six months ended October 31, 2024, the Distributor received the following underwriter commissions:

Fund	Class I	Class Inv	Class A
Holbrook Income Fund	$—	$—	$25,822
Holbrook Structured Income Fund	—	—	2,493

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Funds Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Income Fund	$1,727,453,863	$30,816,711	$(27,864,243)	$2,952,468
Structured Income Fund	$447,554,903	$901,219	$(490,696)	$410,523

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2024

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the periods ended April 30, 2024, and April 30, 2023, was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2024	Income	Capital Gains	Capital	Total
Holbrook Income Fund	$98,728,423	$—	$—	$98,728,423
Holbrook Structured Income Fund	7,298,338	—	—	7,298,338

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2023	Income	Capital Gains	Capital	Total
Holbrook Income Fund	$52,802,047	$—	$—	$52,802,047
Holbrook Structured Income Fund	2,522,173	—	—	2,522,173

As of April 30, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Holbrook Income Fund	$4,524,379	$—	$(10,209,719)	$(24,287,048)	$(1,903,156)	$(38,583,154)	$(70,458,698)
Holbrook Structured Income Fund	65,054	—	(392,493)	(177,790)	—	574,611	$69,382

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized losses, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales, trust preferred securities, partnerships and adjustments for accrued dividends payable. The difference between book basis and tax basis undistributed net investment income/loss) and other book/tax adjustments is primarily attributable to the adjustments for accrued dividends payable.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses as follows:

Late Year
Losses
Holbrook Income Fund	$113,721
Holbrook Structured Income Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Holbrook Income Fund	$10,095,998
Holbrook Structured Income Fund	392,493

At April 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
Holbrook Income Fund	$8,646,278	$15,640,770	$24,287,048	$—
Holbrook Structured Income Fund	—	177,790	177,790	—

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2024

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2024, the shareholders that own 25% or more of the voting securities are as follows:

		Structured
Owner	Income Fund	Income Fund
Charles Schwab & Co., Inc.	49%	64%

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Proxy Voting Policy

Information regarding how the Funds votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-877-345-8646 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-345-8646.

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Funds’ investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Investment Advisor
Holbrook Holdings Inc
3225 Cumberland Blvd SE Suite 100
Atlanta, GA 30339

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By	/s/ James Colantino
James Colantino
Principal Executive Officer/President
Date: 1/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James Colantino
James Colantino
Principal Executive Officer/President
Date: 1/7/2025

By	/s/ Laura Szalyga
Laura Szalyga
Principal Financial Officer/Treasurer
Date: 1/7/2025